Fair Value Measurements - Summary of Fair Value Hierarchy of Plan's Assets (Details) - EBP 56-1814206 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 36,601,160	$ 31,895,218
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,305,464	21,375,813
Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,112,794	850,238
Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	115,477	93,219
Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,533,735	22,319,270
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	25,305,464	21,375,813
Level 1 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,112,794	850,238
Level 1 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	115,477	93,219
Level 1 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	26,533,735	22,319,270
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-Directed Brokerage Accounts Uwharrie Capital Corp Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-Directed Brokerage Accounts Other Investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds and Self Directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Measured at NAV | Common Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 10,067,425	$ 9,575,948